        As filed with the Securities and Exchange Commission on October 23, 2002
                                       Securities Act Registration No. 333-88600


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-effective Amendment No.                Post-effective Amendment No. 1
                              ---------
                        (Check appropriate box or boxes)

                                 AIM FUNDS GROUP

                 ----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                  ---------------------------------------------
                    (Address of Principal Executive Offices)
                 Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX  77046                        Denver, CO  80202

      Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

      No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

      In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus previously filed under Registration No. 333-88600. This Post-effective Amendment consists of the facing page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature, exhibit index and the exhibit described therein. This Post-effective Amendment No. 1 to the Registration Statement on Form N-14 for AIM Funds Group incorporates by reference the Registrant's Part A, Part B and Items 15 and 17 of Part C contained in the Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on May 17, 2002.

                                     PART C
                                OTHER INFORMATION


Item 16.               Exhibits


1(a)          -   (1) Amended and Restated Agreement and Declaration of Trust of
                  the Registrant, dated May 15, 2002, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.

              - (2) Amendment No. 1, dated May 15, 2002, effective as of July 1, 2002, to the Amended and Restated Agreement and Declaration of Trust of the Registrant dated as of May 15, 2002, was filed electronically as an Exhibit to Post-effective Amendment No. 90 on May 22, 2002, and is hereby incorporated by reference.



2(a)          -   Amended and Restated Bylaws of the Registrant, adopted
                  effective May 15, 2002, were filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 17, 2002, and are hereby incorporated by reference.


3             -   Voting Trust Agreements - None.


4             -   Form of Agreement and Plan of Reorganization between the
                  Registrant and AIM Investment Funds was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.



5             -   Articles II, VI, VII, VIII and IX of the Amended and Restated
                  Agreement and Declaration of Trust, as amended, and Articles
                  IV, V and VI of the Amended and Restated Bylaws, as attached as Exhibits 1 and 2, respectively, to the Registration
                  Statement on Form N-14 filed on May 17, 2002, define the rights of holders of shares, and are hereby incorporated by reference.


6(a)          -   (1) Master Investment Advisory Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No.
                  80 on June 15, 2000, and is hereby incorporated by reference.

              - (2) Amendment No. 1, dated August 30, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

              - (3) Amendment No. 2, dated December 27, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

              - (4) Amendment No. 3, dated September 28, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors,

                  Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October 12, 2001, and is hereby incorporated by reference.

              - (5) Amendment No. 4, dated December 27, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.

7(a) (1) Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

              - (2) Amendment No. 1, dated August 30, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

              - (3) Amendment No. 2, dated December 27, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

              - (4) Amendment No. 3, dated September 28, 2001, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October 12, 2001, and is hereby incorporated by reference.

              - (5) Amendment No. 4, dated December 27, 2001, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.

              - (6) Amendment No. 5, dated March 15, 2002, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A, Class C and Institutional Class Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.


              - (7) Form of Amendment No. 6, dated [__________, 2000] to Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A, Class C and Institutional Class Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 90 on May 22, 2002, and is hereby incorporated by reference.


 (b)          -   (1) First Amended and Restated Master Distribution Agreement,
                  dated December 31, 2000, between Registrant (on behalf of
                  Registrant's Class B Shares) and

                  A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

              - (2) Amendment No. 1, dated September 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (with respect to its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October 12, 2001, and is hereby incorporated by reference.

              - (3) Amendment No. 2, dated December 27, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (with respect to Class B Shares) and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.

 (c)          -   Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

 (d)          -   Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12,
                  1999, and is hereby incorporated by reference.

8(a)          -   AIM Funds Retirement Plan for Eligible Directors/Trustees,
                  effective as of March 8, 1994, as restated September 11, 1995, as restated March 7, 2000, and as restated October 1, 2001, was filed electronically as an Exhibit to Post-effective
                  Amendment No. 87 on January 2, 2002, and is hereby incorporated by reference.

 (b)          -   Form of Director Deferred Compensation Agreement for
                  Registrant's Non-Affiliated Directors, as amended March 7,
                  2000 and September 28, 2001, was filed electronically as an Exhibit to Post-effective Amendment No. 87 on January 2, 2002, and is hereby incorporated by reference.

9(a)          -   (1) Master Custodian Contract, dated May 1, 2000, between the
                  Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No.
                  81 on September 29, 2000, and is hereby incorporated by reference.

              - (2) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

              - (3) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 87 on January 2, 2002, and is hereby incorporated by reference.

              - (4) Amendment, dated April 2, 2002, to the Custodian Contract, dated May 1, 2000 between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.

  (b)         -   (1) Subcustodian Agreement, dated September 9, 1994, among the
                  Registrant, Texas Commerce Bank National Association, State
                  Street Bank and Trust Company and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective
                  Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.


              - (2) Amendment No. 1, dated October 2, 1998 to Subcustodian Agreement, dated September 9, 1994, among the Registrant, Chase Bank of Texas N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

  (c)         -   Foreign Assets Delegation Agreement, dated June 29, 2001,
                  between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No.
                  87 on January 2, 2002, and is hereby incorporated by reference.


10(a)         -   Form of Sixth Amended and Restated Master Distribution Plan,
                  dated [June 3, 2002], for Registrant's Class A Shares, Class C
                  Shares and Class R Shares was filed electronically as an Exhibit to Post-effective Amendment No. 90 on May 22, 2002, and is hereby incorporated by reference.


  (b)         -   (1) Third Amended and Restated Master Distribution Plan, dated
                  December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-effective Amendment No.
                  84 on April 27, 2001, and is hereby incorporated by reference.

              - (2) Amendment No., 1, dated September 28, 2001, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October 12, 2001, and is hereby incorporated by reference.

              - (3) Amendment No. 2, dated December 27, 2001, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.

  (c)         -   Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No.
                  86 on October 12, 2001, and is hereby incorporated by reference.

  (d)         -   Form of Bank Shareholder Service Agreement to be used in
                  connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment
                  No. 86 on October 12, 2001, and is hereby incorporated by reference.

  (e)         -   Form of Variable Group Annuity Contractholder Service
                  Agreement to be used in connection with Registrant's Master
                  Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October 12, 2001, and is hereby incorporated by reference.

  (f)         -   Form of Agency Pricing Agreement to be used in connection with
                  Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October
                  12, 2001, and is hereby incorporated by reference.

  (g)         -   Forms of Service Agreement for Bank Trust Departments and for
                  Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-effective Amendment No.
                  86 on October 12, 2001, and is hereby incorporated by reference.

  (h)         -   Form of Shareholder Service Agreement for Shares of the AIM
                  Mutual Funds was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October 12, 2001, and is hereby incorporated by reference.


  (i)         -   First Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R), effective December 12, 2001, as amended and restated March 4, 2002 was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.



11            -   Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP,
                  as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration
                  Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.



12            -   Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders is filed herewith electronically.


13(a)         -   (1) Transfer Agency and Service Agreement, dated November 1,
                  1994, between the Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment
                  No. 70 on November 17, 1995, and is hereby incorporated by reference.

              - (2) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

              - (3) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

              - (4) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.


              - (5) Amendment No. 4, dated March 4, 2002, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 89, on April 26, 2002, and is hereby incorporated by reference.

  (b)         -   (1) Remote Access and Related Service Agreement, dated as of
                  December 23, 1994, between the Registrant and First Data
                  Investor Services Group, Inc. (formerly, The Shareholder
                  Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

              - (2) Amendment No. 1, effective October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

              - (3) Addendum No. 2, effective October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

              - (4) Amendment No. 3, effective February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 73 on July 25, 1997, and is hereby incorporated by reference.

              - (5) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

              - (6) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

              - (7) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

              - (8) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

              - (9) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

              - (10) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement for AccessTA Services, dated December 23, 1994, between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 85 on July 13, 2001, and is hereby incorporated by reference.

              - (11) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement for IMPRESS(TM) Services, dated December 23, 1994, between Registrant and PFPC Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 85 on July 13, 2001, and is hereby incorporated by reference.

              - (12) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 85 on July 13, 2001, and is hereby incorporated by reference.

  (c)         -   Preferred Registration Technology Escrow Agreement, dated
                  September 10, 1997, between the Registrant and First Data
                  Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 74 on February 27,
                  1998, and is hereby incorporated by reference.


  (d)         -   Shareholder Sub-Accounting Services Agreement, dated October
                  1, 1993, between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), Financial Data
                  Services, Inc. and Merrill, Lynch, Pierce, Fenner & Smith
                  Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.


  (e)         -   (1) Master Administrative Services Agreement, dated June 1,
                  2000, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment
                  No. 80 on June 15, 2000, and is hereby incorporated by reference.

              - (2) Amendment No. 1, dated August 30, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

              - (3) Amendment No. 2, dated December 27, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

              - (4) Amendment No. 3, dated September 28, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October 12, 2001, and is hereby incorporated by reference.

              - (5) Amendment No. 4, dated December 27, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 89 on April 26, 2002, and is hereby incorporated by reference.

  (f)         -   Memorandum of Agreement, regarding securities lending, dated
                  June 1, 2000, between Registrant, on behalf of all Funds, and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

  (g)         -   Interfund Loan Agreement, dated September 18, 2001, between
                  Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 86 on October
                  12, 2001, and is hereby incorporated by referenced.


14            -   Consent of PricewaterhouseCoopers, LLP, was filed
                  electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.


15            -   Financial Statements omitted - None.

16            -   Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement - None.


17            -   Form of Proxy related to the Special Meeting of Shareholders of AIM Global Infrastructure Fund was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 23rd day of October, 2002.

                                        REGISTRANT: AIM FUNDS GROUP

                                                By: /s/ Robert H. Graham
                                                   -----------------------------
                                                    Robert H. Graham, President

                  Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURES                       TITLE                     DATE
          ----------                       -----                     ----

    /s/ Robert H. Graham        Chairman, Trustee & President   October 23, 2002
    --------------------------  (Principal Executive Officer)
        (Robert H. Graham)

    /s/ Frank S. Bayley                   Trustee               October 23, 2002
    --------------------------
        (Frank S. Bayley)

    /s/ Bruce L. Crockett                 Trustee               October 23, 2002
    --------------------------
        (Bruce L. Crockett)

    /s/ Albert R. Dowden                  Trustee               October 23, 2002
    --------------------------
        (Albert R. Dowden)

    /s/ Edward K. Dunn, Jr.               Trustee               October 23, 2002
    --------------------------
        (Edward K. Dunn, Jr.)

    /s/ Jack M. Fields                    Trustee               October 23, 2002
    --------------------------
        (Jack M. Fields)

    /s/ Carl Frischling                   Trustee               October 23, 2002
    --------------------------
        (Carl Frischling)

    /s/ Prema Mathai-Davis                Trustee               October 23, 2002
    --------------------------
        (Prema Mathai-Davis)

    /s/ Lewis F. Pennock                  Trustee               October 23, 2002
    --------------------------
        (Lewis F. Pennock)

    /s/ Ruth H. Quigley                   Trustee               October 23, 2002
    --------------------------
        (Ruth H. Quigley)

    /s/ Louis S. Sklar                    Trustee               October 23, 2002
    --------------------------
        (Louis S. Sklar)

    /s/ Dana R. Sutton           Vice President & Treasurer     October 23, 2002
    --------------------------    (Principal Financial and
        (Dana R. Sutton)             Accounting Officer)

                                  EXHIBIT INDEX


EXHIBIT
NUMBER           DESCRIPTION
-------          -----------

   12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders.